BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Impairment of non-financial assets (Details) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Impairment of non-financial assets
Reduction in book value of assets	$ 1,451
Argentina
Impairment of non-financial assets
Discount rates	28.10%	35.30%
Chile
Impairment of non-financial assets
Discount rates	7.20%	8.50%
Brazil
Impairment of non-financial assets
Discount rates	9.90%	11.40%
Paraguay
Impairment of non-financial assets
Discount rates	9.30%	11.50%
Maximum
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections	7.00%
Maximum | More than 5 years
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections	2.50%
Minimum
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections	5.00%
Minimum | More than 5 years
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections	1.00%